SHARE-BASED COMPENSATION - Recognized share-based compensation expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Recognized share-based compensation expenses	¥ 420	¥ 322	¥ 143
Hotel operating costs
SHARE-BASED COMPENSATION
Recognized share-based compensation expenses	33	31	31
Selling and marketing expenses
SHARE-BASED COMPENSATION
Recognized share-based compensation expenses	7	6	6
General and administrative expenses
SHARE-BASED COMPENSATION
Recognized share-based compensation expenses	¥ 380	¥ 285	¥ 106